Liquidity risk - Contractual Maturities of Financial Liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	SFr 166.5	SFr 65.1
Current lease liabilities	44.2	46.9
Other financial liabilities	51.3	14.8
Other current financial liabilities	95.5	61.7
Non-current lease liabilities	335.1	216.4
Other non-current financial liabilities	1.7
Total other non-current financial liabilities at amortized cost	336.8	216.4
Due in less than 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	166.5	65.1
Current lease liabilities	19.1	11.7
Other financial liabilities	36.5	14.8
Other current financial liabilities	55.7	26.5
Non-current lease liabilities	0.0	0.0
Other non-current financial liabilities	0.0
Total other non-current financial liabilities at amortized cost	0.0	0.0
Due 4 to 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	0.0	0.0
Current lease liabilities	25.1	35.2
Other financial liabilities	14.8	0.0
Other current financial liabilities	39.8	35.2
Non-current lease liabilities	0.0	0.0
Other non-current financial liabilities	0.0
Total other non-current financial liabilities at amortized cost	0.0	0.0
Due 1 - 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	0.0	0.0
Current lease liabilities	0.0	0.0
Other financial liabilities	0.0	0.0
Other current financial liabilities	0.0	0.0
Non-current lease liabilities	211.4	135.1
Other non-current financial liabilities	1.7
Total other non-current financial liabilities at amortized cost	213.1	135.1
Due > 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	0.0	0.0
Current lease liabilities	0.0	0.0
Other financial liabilities	0.0	0.0
Other current financial liabilities	0.0	0.0
Non-current lease liabilities	123.7	81.3
Other non-current financial liabilities	0.0
Total other non-current financial liabilities at amortized cost	SFr 123.7	SFr 81.3